Financial Instruments (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2015	Jun. 30, 2016	Jan. 01, 2016	Dec. 31, 2015	Jun. 30, 2015	Jan. 01, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents		$ 722,735,000	$ 549,500,000	$ 549,500,000	$ 582,159,000	$ 633,855,000	$ 549,500,000
Accounts receivable		3,663,554,000
available for sale securities		294,353,000
Liabilities:
Accounts Payable		792,220,000
Short-term debt		704,653,000		109,252,000
Short-term debt from related parties		3,331,000		19,052,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes		118,232,000
Senior Credit Agreement		2,476,964,000		2,611,580,000
Senior Long Term Notes		5,821,950,000		5,325,618,000
Convertible Debt		552,458,000
Noncontrolling interests subject to put provisions		1,223,821,000		1,028,368,000			$ 824,658,000
Financial instruments notional amount of foreign currency cash flow hedge derivatives		95,688,000			193,880,000
Financial instrument notional amount of foreign currency derivative instruments not designated as hedging instruments		1,368,107,000			1,637,129,000
Financial instrument notional amount of interest rate derivatives		404,113,000			$ 409,351,000
Amount of additional interest expense expected to be reclassified into earnings	$ 58,581,000	49,927,000
Master Netting Agreement Derivative Financial Assets		17,633,000		24,366,000
Master Netting Agreement Derivative Financial Liabilities		26,443,000		12,765,000
Master Netting Agreement Derivative Net Assets		8,852,000		16,273,000
Master Netting Agreement Net Liabilities		17,662,000		4,672,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents		722,735,000		549,500,000
Accounts receivable		3,663,554,000		3,521,741,000
available for sale securities		294,353,000		275,770,000
Long-term notes receivable		0		0
Liabilities:
Accounts Payable		792,220,000		780,851,000
Short-term debt		707,984,000		128,304,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes		117,630,000		172,919,000
Senior Credit Agreement		2,480,867,000		2,611,580,000
Senior Long Term Notes		5,359,276,000		5,325,618,000
Convertible Debt		419,224,000		407,705,000
Noncontrolling interests subject to put provisions		1,223,821,000		1,028,368,000
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents		722,735,000		549,500,000
Accounts receivable		3,663,554,000		3,521,741,000
available for sale securities		294,353,000		275,770,000
Long-term notes receivable		0		0
Liabilities:
Accounts Payable		792,220,000		780,851,000
Short-term debt		708,071,000		128,304,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes		118,232,000		172,919,000
Senior Credit Agreement		2,476,964,000		2,625,591,000
Senior Long Term Notes		5,821,950,000		5,782,937,000
Convertible Debt		552,458,000		546,057,000
Noncontrolling interests subject to put provisions		$ 1,223,821,000		$ 1,028,368,000